Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Schedule Of Dividend Proposal Demonstrated
The dividend proposal is demonstrated as follows:

12.31.2024
Income for the year attributed to owners of Embraer determined in millions of R$	1,918.9
Accumulated losses absorption	(1,593.1)
Constitution of the legal reserve	(16.3)
Replenishment of government grants reserve	(103.8)

Calculation basis for dividend distribution	205.7

Minimum mandatory dividend (25%) in R$	51.4
Minimum mandatory dividend (25%) in US$	8.3
Weighted average number of shares outstanding	734,632,806
Dividends per share in units of US$	0.011